Components of Property and Equipment (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Property and equipment
Buildings		9,310	9,815
Leasehold improvements		3,685,489	2,258,501
Machinery and equipment		285,921	182,792
Furniture, fixtures and office equipment		627,588	544,852
Construction in progress		159,985	56,805
Property, Plant and Equipment, Gross, Total		4,768,293	3,052,765
Less: Accumulated depreciation		(1,315,447)	(948,372)
Property and equipment, net	$ 548,602	3,452,846	2,104,393